Intangible Assets	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Intangible Assets
17.	Intangible Assets

(1)	Intangible assets as of December 31, 2024 and 2023 are as follows:

(In millions of won)	December 31, 2024
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	₩	3,564,907	(2,429,361)	—	1,135,546
Land usage rights		54,341	(54,032)	—	309
Industrial rights		98,265	(33,092)	(45,000)	20,173
Development costs		2,960	(2,933)	—	27
Facility usage rights		161,561	(148,247)	—	13,314
Customer relations		505,062	(258,943)	—	246,119
Club memberships(*2)		93,266	—	(14,648)	78,618
Other(*3)		5,029,153	(4,284,644)	(43,744)	700,765

	₩	9,509,515	(7,211,252)	(103,392)	2,194,871

(In millions of won)	December 31, 2023
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	₩	3,564,907	(1,958,301)	—	1,606,606
Land usage rights		57,106	(56,519)	—	587
Industrial rights		97,993	(34,141)	(17,698)	46,154
Development costs		14,815	(14,766)	—	49
Facility usage rights		159,891	(145,578)	—	14,313
Customer relations		505,063	(231,913)	—	273,150
Club memberships(*2)		121,895	—	(24,709)	97,186
Other(*3)		4,851,168	(4,020,886)	(7,190)	823,092

	₩	9,372,838	(6,462,104)	(49,597)	2,861,137

(*1)
The Parent Company was reassigned 800 MHz, 1.8 GHz and 2.1 GHz band of frequency licenses from the Ministry of Science and Information and Communication Technology (“ICT”) in exchange for ₩227,200 million, ₩547,800 million and ₩411,700 million, respectively, for the year ended December 31, 2021. The band of frequency was assigned to the Parent Company at the date of initial lump sum payment for the year ended December 31, 2021 and the annual payments in installment for the remaining balances are made in the next five years starting from the date of initial lump sum payment.

(*2)	Club memberships are classified as intangible assets with indefinite useful lives and are not amortized.
(*3)	Other intangible assets primarily consist of computer software and others.

(2)	Changes in intangible assets for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024
	Beginning balance		Acquisition	Disposal	Transfer (*2)	Amortization	Impairment (*1)	Changes in consolidation scope	Ending balance
Frequency usage rights	₩	1,606,606	—	—	—	(471,060)	—	—	1,135,546
Land usage rights		587	69	(5)	—	(342)	—	—	309
Industrial rights		46,154	6,578	(241)	(1)	(4,962)	(27,340)	(15)	20,173
Development costs		49	—	—	—	(22)	—	—	27
Facility usage rights		14,313	1,477	(3)	618	(3,091)	—	—	13,314
Customer relations		273,150	—	—	—	(27,031)	—	—	246,119
Club memberships		97,186	3,700	(20,065)	(1,727)	—	(476)	—	78,618
Other		823,092	61,598	(1,596)	209,702	(336,870)	(54,927)	(234)	700,765

	₩	2,861,137	73,422	(21,910)	208,592	(843,378)	(82,743)	(249)	2,194,871

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩82,743 million as impairment loss for the year ended December 31, 2024.
(*2)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the intangible assets amounting to ₩5,655 million of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets held for sale.

(In millions of won)
	2023
	Beginning balance		Acquisition	Disposal	Transfer	Amortization	Impairment (*1)	Ending balance
Frequency usage rights	₩	2,082,432	—	—	—	(475,826)	—	1,606,606
Land usage rights		1,224	155	(15)	40	(817)	—	587
Industrial rights		51,792	4,563	(350)	—	(4,530)	(5,321)	46,154
Development costs		284	—	—	—	(234)	(1)	49
Facility usage rights		14,997	1,884	(16)	981	(3,533)	—	14,313
Customer relations		300,181	—	—	—	(27,031)	—	273,150
Club memberships		91,971	7,619	(2,174)	65	—	(295)	97,186
Other		782,029	91,848	(1,752)	294,567	(339,478)	(4,122)	823,092

	₩	3,324,910	106,069	(4,307)	295,653	(851,449)	(9,739)	2,861,137

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩9,739 million as impairment loss for the year ended December 31, 2023.

(3)	Research and development expenditures recognized as expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Research and development costs expensed as incurred	₩	378,079	369,507	340,864

(4)	Details of frequency usage rights as of December 31, 2024 are as follows:

(In millions of won)
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	₩	65,873	LTE service	Jul. 2021	Jun. 2026
1.8GHz license		202,751	LTE service	Dec. 2021	Dec. 2026
2.6GHz license		242,830	LTE service	Sep. 2016	Dec. 2026
2.1GHz license		152,378	W-CDMA and LTE service	Dec. 2021	Dec. 2026
3.5GHz license		471,714	5G service	Apr. 2019	Nov. 2028

	₩	1,135,546